Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amounts Payable Under Various Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Fair value of derivative liabilities	$ 1	$ 8
Other commitments	$ 1,664	$ 4,511